Borrowings (Details 2) ₪ in Millions, $ in Millions, $ in Millions	Jun. 30, 2018 UYU ($)	Jun. 30, 2018 ILS (₪)	Jun. 30, 2018 ARS ($)		Jun. 30, 2017 UYU ($)	Jun. 30, 2017 ILS (₪)	Jun. 30, 2017 ARS ($)		Jun. 30, 2016 ARS ($)
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings			$ 117,607				$ 55,044
Subtotal floating-rate borrowings			89,010				74,367
Total borrowings as per analysis			206,617				129,411
Finance leases obligations			16				4
Borrowings total amount			206,633	[1]			129,415	[1]	$ 112,936
Floating Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings							72,805
Fixed Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings			1,049				79
Fixed Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings			80,685				35,867
Fixed Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings			35,873				19,098
Floating Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings			1,154				540
Floating Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings			86,214
Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings			1,642				1,022
Argentina, Pesos
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings			24,277				11,301
Subtotal floating-rate borrowings			1,154				540
Total borrowings as per analysis			25,431				11,841
Finance leases obligations			16				4
Borrowings total amount			25,447				11,845
Argentina, Pesos | Fixed Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings			1,049				79
Argentina, Pesos | Fixed Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
Argentina, Pesos | Fixed Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings			23,228				11,222
Argentina, Pesos | Floating Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings			1,154				540
Argentina, Pesos | Floating Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
Argentina, Pesos | Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
UYU
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	$ 372				$ 135
Subtotal floating-rate borrowings
Total borrowings as per analysis	372				135
Finance leases obligations
Borrowings total amount	372				135
UYU | Fixed Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
UYU | Fixed Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
UYU | Fixed Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	$ 372				$ 135
UYU | Floating Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
UYU | Floating Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
UYU | Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
ILS
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings | ₪		₪ 92,958				₪ 43,608
Subtotal floating-rate borrowings | ₪		87,856				73,827
Total borrowings as per analysis | ₪		180,814				117,435
Finance leases obligations | ₪
Borrowings total amount | ₪		180,814				117,435
ILS | Fixed Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings | ₪
ILS | Fixed Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings | ₪		80,685				35,867
ILS | Fixed Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings | ₪		₪ 12,273				₪ 7,741
ILS | Floating Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
ILS | Floating Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings			86,214				72,805
ILS | Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings			$ 1,642				$ 1,022

[1]	Includes Ps. 180,814 and Ps. 119,103 as of June 30, 2018 and 2017, respectively, corresponding to the Operations Center in Israel.